Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Forward Purchase Agreement (Details) - Fair Value Level 3 [Member] - Forward Purchase Agreements [Member]
	Jun. 30, 2021 yr	Mar. 31, 2021 yr	Dec. 31, 2020 yr	Oct. 23, 2020 yr
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of forward purchase agreement	0.00050	0.00037	0.00093	0.00117
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of forward purchase agreement	0.047	0.297	0.647	0.833